Shareholder Report, Line Graph (Details) - USD ($)								12 Months Ended
	Jun. 06, 2023	Jan. 31, 2023	Feb. 08, 2022	Jun. 16, 2020	May 07, 2019	Apr. 10, 2018	Dec. 01, 2016	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016
C000240124
Account Value [Line Items]
Account Value		$ 10,000						$ 16,042	$ 15,757	$ 16,040	$ 15,003	$ 14,098	$ 14,741	$ 14,527	$ 13,582	$ 13,297	$ 12,755	$ 11,415	$ 11,642	$ 12,372	$ 12,428	$ 12,013	$ 11,232	$ 10,716	$ 10,587	$ 9,850
C000240126
Account Value [Line Items]
Account Value		10,000						12,043	11,709	11,122	11,129	10,833	11,302	10,773	10,412	10,391	9,857	9,175	9,459	9,862	10,138	9,783	9,238	9,645	9,537	9,615
C000232922
Account Value [Line Items]
Account Value		8,854	$ 10,000					12,667	12,298	12,108	11,624	11,007	11,584	11,384	10,809	10,692	10,168	9,206	9,477	10,055	10,202	9,907	9,284	9,138	9,035	8,668	$ 8,237	$ 8,809	$ 8,363	$ 7,866	$ 8,658	$ 9,128	$ 8,257	$ 8,911	$ 9,014	$ 10,026	$ 9,684
C000219749
Account Value [Line Items]
Account Value		13,275		$ 10,000				19,902	19,441	19,201	18,563	17,539	18,598	17,886	16,844	16,330	15,393	13,830	14,152	14,983	15,110	14,662	13,721	13,541	13,449	13,006	12,408	13,061	12,103	11,274	12,418	13,094	11,957	13,007	13,062	14,300	13,959	$ 14,515	$ 15,729	$ 15,177	$ 15,325	$ 14,369	$ 15,134	$ 14,757	$ 14,411	$ 13,963	$ 13,891	$ 13,126	$ 12,667	$ 12,256	$ 12,375	$ 11,962	$ 10,763	$ 11,012	$ 11,420	$ 10,602	$ 10,051
C000242847
Account Value [Line Items]
Account Value	$ 10,000							13,602	13,278	13,156	12,658	12,093	12,579	12,212	11,534	11,295	10,811	9,880	10,150	10,641	10,786	10,384
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI USA Index
Account Value		$ 20,747					$ 10,000	29,456	28,762	28,406	27,425	26,175	27,302	26,460	25,113	24,728	23,615	21,580	22,088	23,175	23,572	22,788	21,363	21,225	20,959	20,240	19,455	20,671	19,604	18,162	20,019	20,835	19,058	20,777	20,823	22,899	22,121	22,789	24,157	23,238	23,475	21,944	23,031	22,371	21,854	21,262	21,161	20,068	19,341	18,849	19,025	18,272	16,377	16,814	17,466	16,246	15,336	$ 14,994	$ 14,252	$ 12,595	$ 14,425	$ 15,706	$ 15,675	$ 15,229	$ 14,677	$ 14,364	$ 14,113	$ 14,363	$ 14,144	$ 13,216	$ 14,108	$ 13,564	$ 13,318	$ 12,887	$ 11,907	$ 13,086	$ 12,836	$ 13,794	$ 13,731	$ 13,291	$ 12,830	$ 12,744	$ 12,440	$ 12,391	$ 12,700	$ 13,184	$ 12,469	$ 12,335	$ 11,971	$ 11,703	$ 11,469	$ 11,431	$ 11,203	$ 11,133	$ 10,983	$ 10,866	$ 10,851	$ 10,440	$ 10,228
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Account Value		$ 16,644				$ 10,000		23,630	23,074	22,788	22,001	20,998	21,902	21,227	20,146	19,837	18,944	17,312	17,720	18,591	18,910	18,281	17,138	17,027	16,814	16,237	15,607	16,582	15,727	14,570	16,059	16,714	15,288	16,668	16,704	18,370	17,746	18,281	19,379	18,642	18,832	17,604	18,476	17,946	17,532	17,057	16,975	16,099	15,515	15,121	15,262	14,658	13,138	13,489	14,011	13,033	12,303	12,028	11,433	10,104	11,572	12,599	12,575	12,217	11,774	11,523	11,322	11,522	11,347	10,602	11,318	10,881	10,684	10,338	9,552	10,498	10,297	11,065	11,015	10,662	10,293	10,223	9,980
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI USA Index
Account Value		$ 15,025			$ 10,000			$ 21,332	20,830	20,572	19,861	18,956	19,772	19,162	18,187	17,908	17,102	15,628	15,996	16,783	17,071	16,503	15,471	15,371	15,179	14,658	14,090	14,970	14,197	13,153	14,498	15,089	13,801	15,047	15,080	16,583	16,020	16,504	17,494	16,829	17,000	15,892	16,679	16,201	15,827	15,398	15,325	14,534	14,007	13,650	13,778	13,232	11,860	12,177	12,649	11,765	11,106	10,858	10,322	9,122	10,447	11,374	11,352	11,029	10,629	10,403	10,221	10,402	10,243	9,571
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
MSCI USA Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI USA Extended ESG Focus Index	MSCI USA Extended ESG Focus Index
Account Value		$ 20,976					$ 10,000	$ 29,481	28,801	28,382	27,422	26,172	27,291	26,448	25,142	24,789	23,680	21,605	22,122	23,279	23,662	22,867	21,478	21,393	21,141	20,441	19,699	20,963	19,846	18,371	20,288	21,142	19,323	21,090	21,111	23,215	22,457	23,193	24,656	23,725	24,018	22,424	23,547	22,850	22,354	21,754	21,621	20,557	19,798	19,306	19,417	18,681	16,713	17,141	17,847	16,581	15,661	15,287	14,524	12,841	14,626	15,921	15,830	15,353	14,787	14,435	14,162	14,438	14,215	13,262	14,185	13,620	13,345	12,913	11,945	13,139	12,826	13,849	13,787	13,340	12,842	12,732	12,454	$ 12,397	$ 12,691	$ 13,176	$ 12,451	$ 12,343	$ 12,020	$ 11,702	$ 11,490	$ 11,451	$ 11,230	$ 11,163	$ 11,013	$ 10,878	$ 10,851	$ 10,429	$ 10,237
MSCI USA Growth Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Growth Extended ESG Focus Index						MSCI USA Growth Extended ESG Focus Index
MSCI USA Small Cap Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI USA Small Cap Extended ESG Focus Index		MSCI USA Small Cap Extended ESG Focus Index
Account Value		$ 15,192				$ 10,000		$ 17,671	17,733	16,449	16,681	15,972	17,141	16,489	15,608	16,148	14,514	13,308	14,220	15,119	15,737	14,965	13,802	14,071	14,284	14,978	13,770	14,645	14,053	12,763	14,032	14,421	13,048	14,354	14,368	15,725	15,524	15,357	16,634	16,070	16,767	16,038	16,509	16,215	16,535	16,303	16,327	15,735	15,415	14,505	13,915	12,889	11,055	10,755	11,060	10,536	10,118	9,808	9,230	8,027	10,267	11,275	11,599	11,268	10,862	10,660	10,458	10,900	10,752	10,050	$ 10,856	$ 10,484	$ 10,586	$ 10,084	$ 9,016	$ 10,173	$ 9,973	$ 11,113	$ 11,331	$ 10,837	$ 10,647	$ 10,535	$ 9,980
MSCI USA Value Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Value Extended ESG Focus Index						MSCI USA Value Extended ESG Focus Index
MSCI USA Extended ESG Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI USA Extended ESG Leaders Index			MSCI USA Extended ESG Leaders Index
Account Value		$ 15,212			$ 10,000			$ 21,924	$ 21,494	$ 21,420	$ 20,660	$ 19,705	$ 20,644	$ 19,912	$ 18,858	$ 18,444	$ 17,675	$ 16,031	$ 16,442	$ 17,313	$ 17,391	$ 16,808	$ 15,761	$ 15,607	$ 15,452	$ 14,851	$ 14,283	$ 15,191	$ 14,237	$ 13,268	$ 14,575	$ 15,331	$ 14,160	$ 15,292	$ 15,395	$ 16,847	$ 16,235	$ 16,794	$ 17,900	$ 17,176	$ 17,468	$ 15,970	$ 16,795	$ 16,293	$ 15,826	$ 15,418	$ 15,294	$ 14,536	$ 13,902	$ 13,478	$ 13,588	$ 13,097	$ 11,802	$ 12,138	$ 12,572	$ 11,688	$ 11,226	$ 11,042	$ 10,487	$ 9,326	$ 10,658	$ 11,531	$ 11,434	$ 11,111	$ 10,720	$ 10,525	$ 10,346	$ 10,452	$ 10,258	$ 9,630
MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Climate Paris Aligned Benchmark Extended Select Index					MSCI USA Climate Paris Aligned Benchmark Extended Select Index
MSCI USA Choice ESG Screened Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Choice ESG Screened Index				MSCI USA Choice ESG Screened Index
MSCI USA Extended Climate Acton Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended Climate Action Index							MSCI USA Extended Climate Action Index